Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Company's statutory tax rate, percent	26.70%	26.70%	26.80%
Non-deductible share based compensation expense, percent	(4.20%)	(13.30%)	(25.80%)
Other non-deductible and tax exempt items, percent	(2.70%)	(9.20%)	16.80%
Change in unrecognized deferred tax assets	(2.30%)
Other	1.10%
Effective income tax rate, percent	18.60%	4.20%	17.80%
Loss before income taxes	$ (15,326)	$ (7,538)	$ (3,489)
Company's statutory tax rate	(4,092)	(2,013)	(935)
Non-deductible share-based compensation expense	642	1,004	900
Other non-deductible and tax exempt items	409	695	(586)
Change in unrecognized deferred tax assets	361
Other	(171)
Tax expense (income)	$ (2,851)	$ (314)	$ (621)